Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2012
Accrued expenses and other liabilities

19. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2011		2012		2012
	(In millions)
Bills payable	Rs.	56,361.5	Rs.	54,657.3	US$	1,074.0
Remittances in transit		21,054.9		23,858.1		468.8
Accrued expenses		16,266.8		20,077.9		394.5
New account deposits		5,435.5		4,942.1		97.1
Accounts payable		44,626.7		49,480.2		972.3
Derivatives		74,401.8		127,932.3		2,513.9
Others		14,410.4		15,620.2		307.0

Total	Rs.	232,557.6	Rs.	296,568.1	US$	5,827.6